LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.45%
INVESTMENT COMPANIES–97.45%
Equity Funds–29.89%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	639,530	$28,124,605
LVIP BlackRock Equity Dividend Fund	1,268,366	32,271,048
LVIP Channing Small Cap Value Fund	189,018	2,552,883
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,118,450	33,588,017
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	859,333	12,701,798
LVIP Nomura Mid-Cap Index Fund	306,553	14,523,879
LVIP SSGA Mid-Cap Index Fund	976,596	12,891,061
LVIP SSGA Nasdaq-100 Index Fund	97,855	1,576,047
LVIP SSGA S&P 500 Index Fund	1,298,668	41,849,570
LVIP SSGA Small-Cap Index Fund	146,435	5,137,981
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	479,988	14,006,525
		199,223,414
Fixed Income Funds–57.86%
*Lincoln Bain Capital Total Credit Fund	820,223	8,267,851
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,227,928	11,727,937
LVIP Franklin Templeton Core Bond Fund	6,656,928	77,659,725
LVIP JPMorgan Core Bond Fund	26,180,439	260,626,270
LVIP JPMorgan High Yield Fund	1,067,067	10,677,069
LVIP SSGA Bond Index Fund	1,647,384	16,628,699
		385,587,551
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.14%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	117,803	$932,411
		932,411
International Equity Funds–9.56%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,282,729	13,563,576
LVIP Loomis Sayles Global Growth Fund	369,293	6,198,582
LVIP MFS International Growth Fund	711,304	14,428,791
LVIP Mondrian International Value Fund	803,663	17,453,157
LVIP SSGA International Index Fund	900,470	12,068,097
		63,712,203
Total Affiliated Investments (Cost $547,111,053)		649,455,579

UNAFFILIATED INVESTMENT–2.47%
INVESTMENT COMPANY–2.47%
Money Market Fund–2.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	16,429,483	16,429,483
Total Unaffiliated Investment (Cost $16,429,483)		16,429,483

TOTAL INVESTMENTS–99.92% (Cost $563,540,536)	665,885,062
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	556,418
NET ASSETS APPLICABLE TO 52,220,659 SHARES OUTSTANDING–100.00%	$666,441,480

✧✧Standard Class shares.
*Class I shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	CME Australian Dollar Currency Futures	$137,650	$140,967	6/15/26	$—	$(3,317)
3	CME British Pound Currency Futures	247,988	251,440	6/15/26	—	(3,452)
4	CME Euro Foreign Exchange Currency Futures	579,275	583,328	6/15/26	—	(4,053)
3	CME Japanese Yen Currency Futures	237,525	239,515	6/15/26	—	(1,990)
					—	(12,812)
Equity Contracts:
7	CME E-mini Russell 2000 Index Futures	879,270	873,843	6/18/26	5,427	—
10	CME E-mini S&P 500 Index Futures	3,285,375	3,343,270	6/18/26	—	(57,895)
5	CME E-mini S&P MidCap 400 Index Futures	1,698,250	1,681,904	6/18/26	16,346	—
11	Eurex EURO STOXX 50 Futures	698,654	728,031	6/19/26	—	(29,377)
2	FTSE 100 Index Futures	269,988	275,919	6/19/26	—	(5,931)
1	ICE U.S. MSCI Emerging Markets Index Futures	72,730	74,766	6/19/26	—	(2,036)
2	OML Stockholm OMXS30 Index Futures	61,690	63,540	4/17/26	—	(1,850)
1	SFE S&P ASX Share Price Index 200 Futures	146,839	148,961	6/18/26	—	(2,122)
2	TSE TOPIX Futures	441,574	457,265	6/11/26	—	(15,691)
					21,773	(114,902)
Total Futures Contracts					$21,773	$(127,714)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.45%@
Equity Funds-29.89%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$30,400,502	$2,002,052	$1,319,330	$(33,604)	$(2,925,015)	$28,124,605	639,530	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	36,124,340	7,068	3,575,257	180,206	(465,309)	32,271,048	1,268,366	—	—
✧✧LVIP Channing Small Cap Value Fund	2,956,748	590	590,235	189,856	(4,076)	2,552,883	189,018	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	36,456,270	465,630	1,556,810	140,117	(1,917,190)	33,588,017	2,118,450	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	13,877,570	2,745	1,516,364	294,402	43,445	12,701,798	859,333	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	15,262,199	3,061	2,034,291	223,023	1,069,887	14,523,879	306,553	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	14,099,546	2,800	1,623,093	311,239	100,569	12,891,061	976,596	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,690,028	60,365	73,295	10,982	(112,033)	1,576,047	97,855	—	—
✧✧LVIP SSGA S&P 500 Index Fund	45,386,923	342,398	1,946,745	1,174,129	(3,107,135)	41,849,570	1,298,668	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,685,804	1,125	626,611	332,038	(254,375)	5,137,981	146,435	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,896,790	627,424	653,801	(44,068)	(819,820)	14,006,525	479,988	—	—
Fixed Income Funds-57.86%@
*Lincoln Bain Capital Total Credit Fund	8,341,671	—	—	—	(73,820)	8,267,851	820,223	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	13,637,246	2,745	2,047,299	14,158	121,087	11,727,937	1,227,928	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	80,168,180	1,165,795	3,721,228	4,377	42,601	77,659,725	6,656,928	—	—
✧✧LVIP JPMorgan Core Bond Fund	268,081,440	4,028,621	11,495,764	(11,999)	23,972	260,626,270	26,180,439	—	—
✧✧LVIP JPMorgan High Yield Fund	11,155,115	80,549	541,674	4,295	(21,216)	10,677,069	1,067,067	—	—
✧✧LVIP SSGA Bond Index Fund	17,087,681	271,911	732,961	1,522	546	16,628,699	1,647,384	—	—
Global Equity Fund-0.14%@
✧✧LVIP BlackRock Real Estate Fund	1,015,939	206	103,058	17,886	1,438	932,411	117,803	—	—
International Equity Funds-9.56%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	13,542,384	530,403	613,054	(13,092)	116,935	13,563,576	1,282,729	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	6,757,912	616,251	293,185	(33,607)	(848,789)	6,198,582	369,293	—	—
✧✧LVIP MFS International Growth Fund	15,930,766	3,225	842,919	19,250	(681,531)	14,428,791	711,304	—	—
✧✧LVIP Mondrian International Value Fund	19,111,640	3,787	2,160,056	564,415	(66,629)	17,453,157	803,663	—	—
✧✧LVIP SSGA International Index Fund	13,493,063	2,676	1,655,845	693,608	(465,405)	12,068,097	900,470	—	—
Total	$685,159,757	$10,221,427	$39,722,875	$4,039,133	$(10,241,863)	$649,455,579		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP Global Conservative Allocation Managed Risk Fund–3